SUBSEQUENT EVENTS	12 Months Ended
Dec. 31, 2020
Subsequent Events [Abstract]
SUBSEQUENT EVENTS	SUBSEQUENT EVENTS
The NFE Merger

On January 13, 2021, we entered into the Merger Agreement with NFE, our general partner, Lobos Acquisition LLC, a Marshall Islands limited liability company and an indirect subsidiary of NFE (“Merger Sub”), and NFE International Holdings Limited, a private limited company incorporated under the laws of England and Wales and an indirect subsidiary of NFE (“GP Buyer”), pursuant to which Merger Sub will merge with and into the Partnership, with the Partnership surviving the Merger as an indirect subsidiary of NFE.

At the effective time of the Merger (the "Effective Time"), pursuant to the Merger Agreement:

•each common unit that is issued and outstanding as of immediately prior to the Effective Time will (i) be converted into the right to receive $3.55 in cash (the "Common Unit Consideration"), (ii) no longer be outstanding and (iii) automatically be cancelled and cease to exist;

•each of the incentive distribution rights of the Partnership will be cancelled and cease to exist, and no consideration shall be delivered in respect thereof;

•each Series A Preferred Unit of the Partnership issued and outstanding immediately prior to the Effective Time will be unchanged and will remain outstanding, and no consideration shall be delivered in respect thereof;

•each outstanding unit representing a general partner interest in the Partnership that is issued and outstanding immediately prior to the Effective Time will remain issued and outstanding immediately following the Effective Time;
•each outstanding option to purchase common units granted pursuant to the Partnership’s long-term incentive plan (each, a “Partnership Option”), whether or not vested, will automatically be vested, cancelled and converted into the right to receive an amount in cash equal to the product of (i) the excess, if any, of the Common Unit Consideration over the applicable exercise price per common unit of such Partnership Option and (ii) the number of common units subject to such Partnership Option. Any Partnership Option which has a per common unit exercise price that is greater than or equal to the Common Unit Consideration will be cancelled at the Effective Time for no consideration or payment; and

•each award of notional common units granted pursuant to the Partnership’s long-term incentive plan (each a "Partnership Phantom Unit"), whether or not vested, will automatically be vested, cancelled and converted into the right to receive an amount in cash equal to the product of (i) the Common Unit Consideration and (ii) the number of common units subject to such Partnership Phantom Unit.

Concurrently with the consummation of the Merger, GP Buyer will purchase from Golar, and Golar will transfer to GP Buyer (the "GP Transfer"), all of the outstanding membership interests in our general partner pursuant to a Transfer Agreement dated as of January 13, 2021 (the “Transfer Agreement”) for a purchase price of $5.1 million, which is equivalent to $3.55 per general partner unit of the Partnership. The Transfer Agreement also provides for the parties to enter into, among other things, an Omnibus Agreement relating to the provision of certain management services related to the vessels the Partnership owns.

The obligation of the parties to the Transfer Agreement to consummate the GP Transfer is subject to certain closing conditions, including: (1) the accuracy of the other party's representations and warranties, subject to certain materiality qualifiers; (2) performance in all material respects by the other party; (3) the delivery of certain deliverables under the Transfer Agreement by both parties; and (4) the conditions to the Partnership’s or NFE’s (as applicable) obligations to close the Merger pursuant to the terms of the Merger Agreement must have been waived or satisfied.

The required majority of the common unitholders of record as of the close of business on January 25, 2021 voted on and approved the Merger Agreement at a Special Meeting held on February 24, 2021. The closing of the Merger is subject to satisfaction or waiver (if applicable) of certain conditions, including: (i) the receipt of certain regulatory approvals; (ii) the receipt of certain specified material third-party consents; (iii) the absence of any legal restraint issued by any court or governmental entity of competent jurisdiction preventing consummation of the Merger; (iv) the absence of a material adverse effect on either party; (v) the accuracy of each party’s representations and warranties, subject in most cases to materiality or material adverse effect qualifications; (vi) material compliance with each party’s covenants; and (vii) all conditions to Golar’s or NFE’s (as applicable) obligation to close the GP Transfer under the Transfer Agreement having been satisfied or waived.

It is currently anticipated that upon consummation of the Merger, NFE will refinance certain of our existing debt facilities including the $800 million credit facility and 2015 Norwegian Bonds, which are repayable in April 2021 and November 2021 respectively.

The Merger Agreement may be terminated by NFE or Partnership (which, in the case of Partnership, must be approved by the Conflicts Committee) under certain circumstances, including, among others, by either NFE or the Partnership if the closing of the Merger has not occurred on or before July 13, 2021, and further provides that, upon termination of the Merger Agreement under certain circumstances, GMLP may be required to pay NFE a termination fee equal to $9.4 million.

Cash Distributions

In February 2021, we paid a cash distribution of $0.0202 per common unit in respect of the three months ended December 31, 2020 to unitholders of record as of February 5, 2021. We also paid a cash distribution of $0.546875 per Series A Preferred Unit for the period from November 15, 2020 through to February 14, 2021 to our Series A Preferred unitholders of record as of February 8, 2021.

In accordance with the Merger Agreement, we are prohibited from payment of further distributions on the common units without permission from NFE. However, we are permitted to continue to pay quarterly distributions on the Series A Preference Units.